TEKLA LIFE SCIENCES INVESTORS

Schedule of Investments

June 30, 2023 (Unaudited)

Convertible Preferreds (Restricted) (a)(b) - 7.4%	Shares	Value
Biotechnology – 4.4%
Arbor Biotechnologies, Series B, 8.00%	38,624	$640,000
Arkuda Therapeutics, Inc. Series A, 6.00%	1,008,829	1,783,811
Arkuda Therapeutics, Inc. Series B, 6.00%	447,566	791,386
Flamingo Therapeutics, Inc. Series A3 (c)	107,120	714,194
Hotspot Therapeutics, Inc. Series B, 6.00%	1,291,668	4,186,167
Hotspot Therapeutics, Inc. Series C, 6.00%	284,119	920,801
ImmuneID, Inc. Series A, 8.00%	480,000	309,024
Invetx, Inc. Series A, 8.00%	3,229,167	2,163,865
Invetx, Inc. Series B, 8.00%	1,387,853	930,000
Parthenon Therapeutics, Inc. Series A	832,650	1,599,995
Priothera Ltd. Series A, 6.00% (c)	152,534	1,664,452
Quell Therapeutics, Series B (c)	731,121	1,520,001
ReCode Therapeutics, Series B, 5.00%	138,630	1,279,998
		18,503,694
Health Care Equipment & Supplies – 0.3%
IO Light Holdings, Inc. Series A2	421,634	1,200,814

Pharmaceuticals – 2.7%
Amolyt Pharma SAS Series C (c)	480,841	1,122,845
Aristea Therapeutics, Inc. Series B, 8.00%	290,187	1,600,004
Biotheryx, Inc. Series E, 8.00%	609,524	1,600,000
Curasen Therapeutics, Inc. Series A	7,801,332	3,740,739
Endeavor Biomedicines, Inc. Series B, 8.00%	296,855	1,399,998
HiberCell, Inc. Series B	1,305,163	1,599,999
		11,063,585
Total Convertible Preferreds (Cost $33,917,539)		30,768,093

Common Stocks - 83.5%	Shares	Value
Biotechnology – 67.3%
89bio, Inc. (b)	105,898	2,006,767
Adicet Bio, Inc. (b)	40,329	97,999
Affimed N.V. (b)(c)	208,624	124,799
Akero Therapeutics, Inc. (b)	21,447	1,001,360
Alkermes plc (b)	135,706	4,247,598
Alnylam Pharmaceuticals, Inc. (b)	50,776	9,644,393
Altimmune, Inc. (b)	75,000	264,750
ALX Oncology Holdings, Inc. (b)	66,211	497,245
Amgen, Inc.	125,819	27,934,334
Apellis Pharmaceuticals, Inc. (b)	52,609	4,792,680
ARCA biopharma, Inc. (b)	32,461	65,896
Arcus Biosciences, Inc. (b)	32,839	666,960
Arcutis Biotherapeutics, Inc. (b)(d)	62,005	590,908
Ardelyx, Inc. (b)	257,406	872,606
argenx SE ADR (b)	17,273	6,731,806
Ascendis Pharma A/S ADR (b)	45,830	4,090,328
Beam Therapeutics, Inc. (b)	15,817	505,037

The accompanying notes are an integral part of this Schedule of Investments.

	SHARES	VALUE
Biotechnology – continued
BeiGene Ltd. ADR (b)	16,838	$3,002,215
Bellicum Pharmaceuticals, Inc. (b)	6,000	2,220
Bicycle Therapeutics plc ADR (b)	44,338	1,131,506
BioCryst Pharmaceuticals, Inc. (b)	202,491	1,425,537
Biogen, Inc. (b)	66,498	18,941,955
BioMarin Pharmaceutical, Inc. (b)	73,705	6,388,749
BioNTech SE ADR	37,462	4,043,274
Black Diamond Therapeutics, Inc. (b)(d)	41,586	210,009
Bridgebio Pharma, Inc. (b)	26,580	457,176
Caribou Biosciences, Inc. (b)	181,487	771,320
Cerevel Therapeutics Holdings, Inc. (b)	74,161	2,357,578
Chinook Therapeutics, Inc. (b)	59,063	2,269,200
Corbus Pharmaceuticals Holdings, Inc. (b)	5,143	40,321
Crinetics Pharmaceuticals, Inc. (b)	78,529	1,415,093
CRISPR Therapeutics AG (b)(c)	22,571	1,267,136
Cytokinetics, Inc. (b)	86,944	2,836,113
Denali Therapeutics, Inc. (b)	110,331	3,255,868
Exelixis, Inc. (b)	192,199	3,672,923
Fusion Pharmaceuticals, Inc. (b)(c)	6,511	30,471
Fusion Pharmaceuticals, Inc. (Restricted) (a)(b)(c)	3,256	13,714
G1 Therapeutics, Inc. (b)	223,377	556,209
Galera Therapeutics, Inc. (b)	125,773	392,412
Gilead Sciences, Inc.	441,671	34,039,584
Harpoon Therapeutics, Inc. (b)	259,910	184,536
HilleVax, Inc. (b)	27,000	464,130
I-Mab ADR (b)	26,109	78,066
Immunovant, Inc. (b)	150,400	2,853,088
Intellia Therapeutics, Inc. (b)	50,605	2,063,672
Intercept Pharmaceuticals, Inc. (b)	18,630	206,048
Ionis Pharmaceuticals, Inc. (b)	31,341	1,285,921
iTeos Therapeutics, Inc. (b)	45,735	605,531
Karuna Therapeutics, Inc. (b)	19,434	4,214,263
Madrigal Pharmaceuticals, Inc. (b)	12,110	2,797,410
Mereo Biopharma Group plc ADR (b)(c)	487,283	643,214
Moderna, Inc. (b)	107,787	13,096,120
Natera, Inc. (b)	24,636	1,198,788
Neurocrine Biosciences, Inc. (b)	38,692	3,648,656
NexGel, Inc. (b)	1,273	3,195
Nkarta, Inc. (b)	28,988	63,484
Novavax, Inc. (b)(d)	26,612	197,727
Praxis Precision Medicines, Inc. (b)	23,594	27,133
Precision BioSciences, Inc. (b)	69,727	36,676
Pyxis Oncology, Inc. (b)(d)	226,657	580,242
Rallybio Corp. (b)	377,375	2,135,943
Regeneron Pharmaceuticals, Inc. (b)	44,256	31,799,706
Repare Therapeutics, Inc. (b)(c)	29,150	308,407
Sarepta Therapeutics, Inc. (b)	58,187	6,663,575
Scholar Rock Holding Corp. (b)	40,716	306,999

The accompanying notes are an integral part of this Schedule of Investments.

	SHARES	VALUE
Biotechnology – continued
Seagen, Inc. (b)	39,220	$7,548,281
Sutro Biopharma, Inc. (b)	28,965	134,687
TScan Therapeutics, Inc. (b)	61,943	154,858
uniQure N.V. (b)(c)	112,194	1,285,743
United Therapeutics Corp. (b)	14,745	3,254,959
Vaxcyte, Inc. (b)(c)	61,919	3,092,235
Vertex Pharmaceuticals, Inc. (b)	95,726	33,686,937
Xencor, Inc. (b)	16,800	419,496
Xenon Pharmaceuticals, Inc. (b)(c)	67,506	2,598,981
Zentalis Pharmaceuticals, Inc. (b)	40,156	1,132,801
		281,427,557
Health Care Equipment & Supplies – 1.1%(b)
Cercacor Laboratories, Inc. (Restricted) (a)	130,000	186,947
Guardant Health, Inc.	44,542	1,594,604
IDEXX Laboratories, Inc.	2,989	1,501,165
Tactile Systems Technology, Inc.	58,472	1,457,707
		4,740,423
Health Care Providers & Services – 1.2%
Charles River Laboratories International, Inc. (b)	14,134	2,971,674
InnovaCare, Inc. Escrow Shares (Restricted) (a)	148,148	18,711
Medpace Holdings, Inc. (b)	8,195	1,968,193
		4,958,578
Life Sciences Tools & Services – 4.4% (b)
Adaptive Biotechnologies Corp.	206,072	1,382,743
Codexis, Inc.	69,125	193,550
Illumina, Inc.	88,297	16,554,805
		18,131,098
Pharmaceuticals – 9.5%
Amylyx Pharmaceuticals, Inc. (b)	31,467	678,743
AstraZeneca plc ADR (c)	238,720	17,085,190
Edgewise Therapeutics, Inc. (b)	150,418	1,165,740
Eli Lilly & Co.	9,361	4,390,122
Endo International plc (b)	29,100	509
Fulcrum Therapeutics, Inc. (b)	256,888	847,730
Horizon Therapeutics plc (b)	21,912	2,253,649
Intra-Cellular Therapies, Inc. (b)	52,352	3,314,929
IQVIA Holdings, Inc. (b)	1,647	370,196
Jazz Pharmaceuticals plc (b)	27,751	3,440,291
Marinus Pharmaceuticals, Inc. (b)	125,041	1,357,945
Mirati Therapeutics, Inc. (b)	22,852	825,643
Oculis Holding AG (Restricted) (a)(c)	236,704	2,635,226
Reata Pharmaceuticals, Inc. Class A (b)	11,300	1,152,148
Spectrum Pharmaceuticals, Inc. (b)	34,880	33,485
Tetraphase Pharmaceuticals, Inc. CVR (a)(b)	14,218	853
Theseus Pharmaceuticals, Inc. (b)(d)	23,250	216,923

The accompanying notes are an integral part of this Schedule of Investments.

	Shares	Value
Pharmaceuticals – continued
VYNE Therapeutics, Inc. (b)(d)	2,255	$9,155
		39,778,477
Total Common Stocks (Cost $313,540,382)		349,036,133
Exchange Traded Fund(b)(d) - 1.8%
SPDR S&P Biotech ETF	90,677	7,544,326
Total Exchange Traded Fund (Cost $6,888,393)		7,544,326

Short-Term Investments – 6.5%	PRINCIPAL AMOUNT
MUFG Bank Ltd. Commercial Paper, 5.00%, due 07/06/23	$8,000,000	7,994,445
Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $10,461,325, 1.52%, dated 06/30/23, due 07/03/23 (collateralized by U.S. Treasury Note 1.500%, due 01/31/27, market value $10,669,262)	10,460,000	10,460,000

	SHARES
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 5.03% (e)	8,965,139	8,965,139
TOTAL SHORT-TERM INVESTMENTS (Cost $27,419,584)		27,419,584
TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 99.2% (Cost $381,765,898)		414,768,136

MILESTONE INTERESTS (Restricted)(a)(b) - 2.4%
	INTERESTS
Biotechnology – 0.0%
Amphivena Milestone Interest	1	0
Rainier Therapeutics Milestone Interest	1	0
Therachon Milestone Interest	1	0

Pharmaceuticals – 2.4%
Afferent Milestone Interest	1	113,219
Ethismos Research Milestone Interest	1	0
Impact Biomedicines Milestone Interest	1	1,209,320
Neurovance Milestone Interest	1	8,629,194
		9,951,733
Total Milestone Interests (Cost $4,723,320)		9,951,733
Total Investments - 101.6% (Cost $386,489,218)		424,719,869
Other Liabilities In Excess Of Assets - (1.6)%		(6,743,945)
Net Assets - 100%		$417,975,924

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Foreign security.
(d)	All or a portion of this security is on loan as of June 30, 2023.
(e)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2023.

ADR	American Depository Receipt
CVR	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2023, the cost of securities for Federal income tax purposes was $386,489,218. The net unrealized gain on securities held by the Fund was $38,230,651, including gross unrealized gain of $117,726,507 and gross unrealized loss of $79,495,856.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2023, the Fund loaned securities valued at $8,872,702 and received $8,965,139 of cash collateral.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2023, there were no transfers between levels.

The following is a summary of the levels used as of June 30, 2023 to value the Fund's investments.

Assets at Value	Level 1	Level 2	Level 3		Total
Convertible Preferreds
Biotechnology	$-	$-	$18,503,694		$18,503,694
Health Care Equipment & Supplies	-	-	1,200,814		1,200,814
Pharmaceuticals	-	-	11,063,585		11,063,585
Common Stocks
Biotechnology	281,413,843	13,714	-		281,427,557
Health Care Equipment & Supplies	4,553,476	-	186,947		4,740,423
Health Care Providers & Services	4,939,867	-	18,711		4,958,578
Life Sciences Tools & Services	18,131,098	-	-		18,131,098
Pharmaceuticals	37,142,398	2,636,079	-		39,778,477
Exchange Traded Fund	7,544,326	-	-		7,544,326
Short-term Investments	8,965,139	18,454,445	-		27,419,584
Milestone Interests
Biotechnology	-	-	0	*	0	*
Pharmaceuticals	-	-	9,951,733		9,951,733
Other Assets	-	-	189		189
Total	362,690,147	21,104,238	40,925,673		424,720,058

* Represents security valued at zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investment in securities	Balance as of September 30, 2022		Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2023
Convertible Preferred
Biotechnology	$19,442,876		$(649,173)	$1,041,096	$(1,331,105)	$-	$18,503,694
Health Care Equipment & Supplies	1,423,015		(222,954)	753	-	-	1,200,814
Pharmaceuticals	11,406,061		(1,604,872)	1,262,396	-	-	11,063,585
Convertible Notes
Biotechnology	0	*	-	-	-	-	-
Common Stocks
Health Care Equipment & Supplies	502,845		(315,898)	-	-	-	186,947
Health Care Providers & Services	37,689		13,485	-	(32,463)	-	18,711
Milestone Interests
Biotechnology	657,235		(657,235)	-	-	-	0	*
Health Care Equipment & Supplies	727		(641)	-	(86)	-	-
Pharmaceuticals	5,028,292		4,923,441	-	-	-	9,951,733
Other Assets	189		-	-	-	-	189
Total	$38,498,929		$1,486,153	$2,304,245	$(1,363,654)	$-	$40,925,673

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023							$1,748,298

* Represents security valued at zero.

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2023	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stocks	$186,947	Market approach	Discount for lack of marketability Revenue allocation	50.00% (50.00%)
	18,711	Probability adjusted value	Probability of events Timing of events	50.00%-100.00% (50.00%) 0.75-2.50 (0.75) years
Convertible Preferreds	30,768,093	Transaction Price	(a)	N/A
Milestone Interests	9,951,733	Probability adjusted value	Probability of events Timing of events	0.00%-100.00% (43.90%) 0.00-14.75 (1.98) years
Other Assets	189	Probability adjusted value	Probability of events Timing of events	95.00%(95.00%) 5.5 (5.5) years
	$40,925,673

(a)	The valuation technique used as a basis to approximate fair value of these investments is based transaction price or subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 10% of the Fund’s net assets at June 30, 2023.

At June 30, 2023, the Fund had a commitment of $954,696 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2023. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	07/27/16		$161,871	$113,219.00	$113,219
Amolyt Pharma SAS Series C Cvt. Pfd	01/25/23		1,125,854	2.34	1,122,845
Amphivena Milestone Interest	10/18/22		0	0.00	0
Arbor Biotechnologies, Series B Cvt. Pfd	10/29/21		643,318	16.57	640,000
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		1,600,004	5.51	1,600,004
Arkuda Therapeutics, Inc.
Series A Cvt. Pfd	05/16/19, 04/02/20, 07/15/21		2,403,867	1.77	1,783,811
Series B Cvt. Pfd	01/24/22, 01/23/23		792,030	1.77	791,386
Biotheryx, Inc. Series E Cvt. Pfd	05/19/21		3,206,621	2.62	1,600,000
Cercacor Laboratories, Inc. Common	03/31/98	†	0	1.44	186,947
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18, 01/07/20, 10/21/21, 11/01/22		3,742,602	0.48	3,740,739
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		1,401,736	4.72	1,399,998
Ethismos Research Milestone Interest	10/31/17		0	0.00	0
Flamingo Therapeutics, Inc. Series A3 Cvt. Pfd	04/21/20,10/28/20	†	2,469,343	6.67	714,194
Fusion Pharmaceuticals, Inc. Common	09/20/22		0	4.21	13,714
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		1,603,268	1.23	1,599,999
Hotspot Therapeutics, Inc.
Series B Cvt. Pfd	04/22/20, 06/17/21		3,107,213	3.24	4,186,167
Series C Cvt. Pfd	11/15/21		922,387	3.24	920,801
ImmuneID, Inc. Series A Cvt. Pfd	04/28/21		962,127	0.64	309,024
Impact Biomedicines Milestone Interest	7/20/10		0	1,209,320.00	1,209,320
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	16,696	0.13	18,711
Invetx, Inc.
Series A Cvt. Pfd	08/06/20		1,551,319	0.67	2,163,865
Series B Cvt. Pfd	03/28/22		930,567	0.67	930,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20, 05/17/21, 09/15/21	†	1,395,511	2.85	1,200,814
Neurovance Milestone Interest	03/20/17		3,417,500	8,629,194.00	8,629,194
Oculis Holding AG Common	03/06/23		1,990,345	11.13	2,635,226
Parthenon Therapeutics, Inc. Series A Cvt. Pfd	08/12/21, 05/24/23		1,603,295	1.92	1,599,995
Priothera Ltd. Series A Cvt. Pfd	10/07/20, 10/19/21		1,779,800	10.91	1,664,452
Quell Therapeutics, Series B Cvt. Pfd	11/29/21, 03/23/22		1,391,039	2.08	1,520,001
Rainier Therapeutics Milestone Interest	09/28/21		126,278	0.00	0
ReCode Therapeutics, Series B Cvt. Pfd	10/12/21, 02/16/22		1,285,639	9.23	1,279,998
Therachon Milestone Interest	07/01/19		1,017,671	0.00	0
			$40,647,901		$43,574,424

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.